Entity Level Disclosures and Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 3,284	$ 1,466	$ 1,096
Adjusted operating loss	(6,626)
Share-based payments	(612)	(381)	(1,318)
Contingent consideration measurement	(159)
Impairment of goodwill and intangible assets	(1,272)
Depreciation and amortization	(1,122)	(342)	(278)
Operating loss	(9,791)	(9,206)	(7,296)
Financial expenses, net	(3,184)
Taxes on income	(23)	(6)	(1)
Net loss for the period	(12,998)	$ (11,753)	$ (5,313)
Cyber Security [Member]
Statement Line Items [Line Items]
Revenues	1,308
Adjusted operating loss	(6,715)
Proxy Services [Member]
Statement Line Items [Line Items]
Revenues	1,976
Adjusted operating loss	$ 89